ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Current trade payables	$ 69,155	$ 57,897
Payroll and governement remitances	15,591	14,179
Accounts payable and accrued liabilities	$ 84,746	$ 72,076